Business combination - Summary of Net cash flows from business combinations (Details) - HIEP HIEP THANH Investment Company Limited - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Oct. 20, 2025
Disclosure of Net cash flows from business combinations [Line Items]
Cash	₩ 132,519
Less: Cash and cash equivalents held by the subsidiary	8,515	₩ 8,515
Net cash flows from business combinations	₩ 124,004